Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of classes of assets and liabilities held for sale
The following table summarizes the classes of assets and liabilities held for sale as of December 31, 2013:

December 31, 2013
(in millions)
Inventories	$74.3
Total current assets	74.3
Property, plant and equipment, net	467.2
Asset retirement obligation funds	203.7
Goodwill	0.9
Other assets	7.2
Total assets held for sale	$753.3
Accrued expenses	$14.7
Asset retirement obligations—current	12.1
Total current liabilities	26.8
Asset retirement obligations	154.5
Total liabilities held for sale	$181.3